Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Assets acquired:
Net tangible assets	$125
Customer contracts and relationships	230
Patents	1,223
Non-compete agreement	169
Goodwill	510
2,257
Liabilities assumed:
Current liabilities	(604)
Total estimated purchase price	$1,653

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended December 31,
2011
(unaudited)
Revenue	$235
Net loss attributed to common shareholders	(17,088)
Loss per common share – basic and diluted	$(0.44)